NON-CONTROLLING INTEREST(Tables)	12 Months Ended
Jun. 30, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interest [Table Text Block]
Non-controlling interest consisted of the following:

	As of June 30, 2017
		Nanjing
	BHD	Recon	Total	Total
	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥1,851,000	$273,113
Unappropriated retained earnings	3,152,687	3,491,859	6,644,546	980,395
Accumulated other comprehensive loss	(18,850)	(11,853)	(30,703)	(4,531)
Total non-controlling interest	¥4,784,837	¥3,680,006	¥8,464,843	$1,248,977

	As of June 30, 2018
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	Total	Total
	RMB	RMB	RMB	RMB	RMB	U.S. Dollars
Paid-in capital	¥1,651,000	¥200,000	¥3,500,000	¥200,000	¥5,551,000	$838,544
Unappropriated retained earnings	3,152,687	3,491,859	(548,899)	(754,014)	5,341,633	806,918
Accumulated other comprehensive loss	(18,850)	(11,853)	-	-	(30,703)	(4,638)
Total non-controlling interest	¥4,784,837	¥3,680,006	¥2,951,101	¥(554,014)	¥10,861,930	$1,640,824